Leases - Schedule of undiscounted future payments classified on a maturity basis (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments
Lease liabilities, undiscounted cash flows	€ 1,467,710	€ 1,266,199
Discounting effect	450,766	392,475
Total lease liabilities	1,016,944	873,724
Within one year
Disclosure of maturity analysis of operating lease payments
Lease liabilities, undiscounted cash flows	102,356	85,972
In the second year
Disclosure of maturity analysis of operating lease payments
Lease liabilities, undiscounted cash flows	97,823	82,923
Total lease liabilities	57,695	47,595
In the third to fifth years
Disclosure of maturity analysis of operating lease payments
Lease liabilities, undiscounted cash flows	270,876	224,378
Total lease liabilities	218,384	184,032
After the fifth year
Disclosure of maturity analysis of operating lease payments
Lease liabilities, undiscounted cash flows	996,655	872,926
Total lease liabilities	€ 638,509	€ 593,529